Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets (Tables) [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,317	(1,157)	1,160	2,383	(975)	1,408
Core deposit intangibles	12,836	(6,921)	5,915	15,079	(7,768)	7,311
Customer relationship and other intangibles	3,147	(1,795)	1,352	3,158	(1,519)	1,639
Total amortized intangible assets	$18,300	(9,873)	8,427	20,620	(10,262)	10,358
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$11,538			12,603
Goodwill	25,637			25,115
Trademark	14			14

  Excludes fully amortized intangible assets.
  See Note 9 for additional information on MSRs.

Amortization Expense for Intangible Assets

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2012 (actual)	$233	1,396	286	1,915
Estimate for year ended December 31,
2013	$235	1,241	267	1,743
2014	204	1,113	251	1,568
2015	178	1,022	227	1,427
2016	145	919	212	1,276
2017	101	851	195	1,147

Allocation of Goodwill to Operating Segments

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2010	$17,922	6,475	373	24,770
Reduction in goodwill related to divested businesses	-	(9)	(2)	(11)
Goodwill from business combinations	2	354	-	356
December 31, 2011	17,924	6,820	371	25,115
Goodwill from business combinations	(2)	524	-	522
December 31, 2012	$17,922	7,344	371	25,637